QUARTERLY RESULTS - Additional Information (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Oct. 31, 2012
Business Acquisition, Preexisting Relationship, Gain (Loss) Recognized					$ 630,000,000
Goodwill and Indefinite-lived Intangibles Impairment Charges	1,576,000,000	308,000,000	1,576,000,000	0
After Tax Amount [Member]
Business Acquisition, Preexisting Relationship, Gain (Loss) Recognized					$ 620,000,000